Ordinary Shares, Preferred Shares and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016
Ordinary Shares and Warrants (Textual)
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, par value per share	$ 0.001	$ 0.001
Ordinary shares, shares issued	2,576,415	2,576,415
Ordinary shares, shares outstanding	2,576,415	2,576,415
Preferred shares, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Warrant [Member]
Ordinary Shares and Warrants (Textual)
Warrant issued	855,744
Share price	$ 115.00
Warrants, Expiration date	Dec. 17, 2018
Warrant, Description	The Company may redeem the warrants in the event that the traded ordinary share price is at least $175.00 per share (for any 20 trading days within a 30-day trading period) on a "cashless basis".
ASM Former Shareholder [Member]
Ordinary Shares and Warrants (Textual)
Ordinary shares, par value per share			$ 0.001
Ordinary shares, shares issued			48,000